Debt - Credit Facilities Narrative (Details) - Line of Credit	Dec. 31, 2016
Debt Instrument [Line Items]
Aggregate debt yield threshold	5.75%
Minimum
Debt Instrument [Line Items]
Aggregate loan principal balance cap as percentage of total cost basis of financed properties	55.00%
Aggregate loan principal balance cap as percentage of value associated with financed properties	55.00%
Aggregate debt service coverage ratio threshold	1.35
Maximum loan to value ratio (percent)	65.00%
Maximum loan to cost ratio (percent)	65.00%
Debt service coverage ratio	1.10
Debt yield (percent)	5.75%
Maximum
Debt Instrument [Line Items]
Aggregate loan principal balance cap as percentage of total cost basis of financed properties	90.00%
Aggregate loan principal balance cap as percentage of value associated with financed properties	75.00%
Aggregate debt yield threshold	7.00%
Maximum loan to value ratio (percent)	80.00%
Maximum loan to cost ratio (percent)	90.00%
Debt yield (percent)	7.00%
IH3 2015, IH4 2015, IH5 2014, IH6 2016 | Minimum
Debt Instrument [Line Items]
Adjusted debt service coverage ratio	0.70
IH3 2015, IH4 2015, IH5 2014, IH6 2016 | Maximum
Debt Instrument [Line Items]
Adjusted debt service coverage ratio	1.00